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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: _________

    This Amendment (Check only one.):    [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212) 399-8982

Signature, Place, and Date of Signing:

    /s/ Vincent Guacci            New York, NY           November 14, 2007
        [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:........................

Number of Other Included Managers:.....      0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total:   $78,130
                                        (thousands)

List of Other Included Managers:

   None

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                          Form 13F Information Table

                                                                                                         VOTING AUTHORITY
                                 TITLE OF               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                    CLASS        CUSIP   (x$1000) PRN AMOUNT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                 ------------- --------- -------- ---------- --- ---- ---------- -------- ------- ------ ----
MELCO PBL ENTMNT LTD           ADR           585464100  16561    1003714   SH          SOLE             1003714
STERLITE INDS INDIA LTD        ADS           859737207  13875     750000   SH          SOLE              750000
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS 929352102  11614     411835   SH          SOLE              411835
SINOVAC BIOTECH LTD            SHS           P8696W104  16762    3075633   SH          SOLE             3075633
3SBIO INC                      SPONSORED ADR 88575Y105  19318    1338772   SH          SOLE             1338772